Related party transactions (Details Textual)	1 Months Ended	12 Months Ended
	Sep. 30, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May 31, 2015 USD ($) shares	Jul. 04, 2013 USD ($)
Related Party Transaction [Line Items]
Payment of Related party		$ 500,000	$ 1,600,000	$ 1,200,000
Payments for Legal Settlements			200,000
Transitional Services and Separation Agreement [Member]
Related Party Transaction [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased | shares					6,518,656
Stock Repurchase Program, Authorized Amount					$ 750,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			924,757
CBG [Member] | Advertising Production [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				400,000
JG Fashion [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party			200,000	$ 300,000
LU And Co [Member]
Related Party Transaction [Line Items]
Technology Services Costs | ¥	¥ 15,000
Payments for Fees		10,675	9,402
IS Seafood [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party		20,000
Dragon Law [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt		2,785	$ 2,026
URBN Hotels [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties		2,820
Jia He Hotel [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties		2,513
Cachet Hotel [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties		$ 1,307
China Branding Company Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						$ 21,850
Debt Instrument, Interest Rate, Stated Percentage						7.00%